Investment in a Joint Venture / Associate - Financial information for Zenlabs (Details) - EUR (€) € in Thousands		10 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2019
Investment in a Joint Venture / Associate
Revenue				€ 47	€ 97
Net loss for the year			€ (253,064)	(411,036)	(188,427)
Current assets		€ 372,475	220,979	372,475
Non-current assets		58,950	67,852	58,950
Non-current liabilities		(13,150)	(12,312)	(13,150)
Current liabilities		(75,764)	(73,016)	(75,764)
Shareholders' equity		342,511	€ 203,503	€ 342,511	€ 57,722		€ (24,087)
Reconciliation to the Group's interest in at equity-accounted investee:
Group's effective interest in the joint venture / associate			27.70%	34.80%
Group's share in shareholders' equity		7,762	€ 7,780	€ 7,762
Goodwill		7,558	8,370	7,558
Currency translation difference		(266)	(2,740)	(266)
Investment in a joint venture / associate		15,054	13,410	15,054
Zenlabs Energy Inc
Investment in a Joint Venture / Associate
Revenue		806	1,927
Loss from continued operations		(3,482)	(7,777)
Net loss for the year		(2,907)	(7,369)
Current assets			13,487			€ 6,724
Non-current assets	[1]		25,438			24,255
Preferred stock reclassification			21,619			20,283
Non-current liabilities			(31,482)			(28,200)
Current liabilities			(933)			(756)
Shareholders' equity			€ 28,129			€ 22,306
Reconciliation to the Group's interest in at equity-accounted investee:
Group's effective interest in the joint venture / associate			27.70%
Investment in a joint venture / associate		€ 15,054	€ 13,410	€ 15,054

[1]	As the purchase price allocation is performed at each acquisition date (as of March 10, July 16 and September 27, 2021), differences occur due to the different ownership rates used in purchase price allocation and equity accounting. These differences are adjusted in Ionblox’s summary consolidated financial statements.